Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	374Water Inc.
Entity Central Index Key	0000933972
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W. Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27701
City Area Code	919
Local Phone Number	888-8194